Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

(8) Leases

The Company is a party to various operating leases in Malvern, Pennsylvania, and Dublin, Ireland for office space and office equipment. Right-of-use assets are recorded on the Consolidated Balance Sheet in other long-term assets. Operating lease liabilities are recorded on the Consolidated Balance Sheet in accrued expenses and other current liabilities and other long-term liabilities, based on the timing of expected cash payments.

The Company determines if an arrangement is a lease at inception. The arrangement is a lease if it conveys the right to the Company to control the use of identified property, plant, or equipment for a period of time in exchange for consideration. Lease terms vary based on the nature of operations. The current leased facility recorded on the Consolidated Balance Sheet is classified as an operating lease with a remaining lease term of 5 years. Most leases contain specific renewal options where notice to renew must be provided in advance of lease expiration or automatic renewals where no advance notice is required. Periods covered by an option to extend the lease were included in the non-cancellable lease term when exercise of the option was determined to be reasonably certain. Costs determined to be variable and not based on an index or rate were not included in the measurement of operating lease liabilities. As most leases do not provide an implicit rate, the Company’s effective interest rate was used to discount its lease liabilities.

The Company’s leases with an initial term of twelve months or less that do not have a purchase option or extension that is reasonably certain to be exercised are not included in the right of use asset or lease liability on the Consolidated Balance Sheets. Lease expense is recognized on a straight-line basis over the lease term.

As of December 31, 2022, undiscounted future lease payments for non-cancellable operating leases are as follows:

Lease payments
2023	$330
2024	278
2025	278
2026	287
2027	295
Total lease payments	1,468
Less imputed interest	(652)
Total operating lease liability	$816

As of December 31, 2022, the weighted average remaining lease term was 5 years and the weighted average discount rate was 23%.

The components of the Company’s lease cost were as follows:

	December 31, 2022	December 31, 2021
Operating lease cost	$285	$330
Short-term lease cost	139	192
Total lease cost	$424	$522

Cash paid for amounts included in the measurement of lease liabilities, which is included in operating cash flows, was $326 and $348 for the years ended December 31, 2022 and 2021, respectively.